March 31, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           iShares, Inc. (the “Company”), File Nos. 33-97598, 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectus and the Statement of Additional Information for the iShares MSCI Israel Capped Investable Market Index Fund, each dated March 26, 2008, do not differ from those contained in Post-Effective Amendment No. 55, filed electronically on March 26, 2008, to the Company’s Registration Statement on Form N-1A.

Please address all questions regarding this filing to the undersigned at (415) 817-6131.

Very truly yours,

/s/Kevin D. Smith

Kevin D. Smith, Esq.